Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - CAD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Reserve [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 73,598	$ 591	$ 5,089	$ (26,550)	$ 52,728
Balance, shares at Dec. 31, 2017	554,595,167
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(838)	(838)
Forfeited/expired options			(25)	25
Share-based payments			287		(287)
Balance at Mar. 31, 2018	$ 73,598	591	5,351	(27,363)	52,177
Balance, shares at Mar. 31, 2018	554,595,167
Balance at Dec. 31, 2017	$ 73,598	591	5,089	(26,550)	52,728
Balance, shares at Dec. 31, 2017	554,595,167
Statement Line Items [Line Items]
Share-based payments			317
Balance at Dec. 31, 2018	$ 87,947	591	7,749	(29,343)	66,944
Balance, shares at Dec. 31, 2018	787,928,500
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(560)	(560)
Share-based payments
Balance at Mar. 31, 2019	$ 87,947	$ 591	$ 7,749	$ (29,903)	$ 66,384
Balance, shares at Mar. 31, 2019	787,928,500